Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 03, 2017
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar. 03, 2017
Document Effective Date	Mar. 03, 2017
Prospectus Date	Feb. 28, 2017
Aberdeen Diversified Income Fund | Class A
Prospectus:
Trading Symbol	GMAAX
Aberdeen Diversified Income Fund | Class C
Prospectus:
Trading Symbol	GMACX
Aberdeen Diversified Income Fund | Class R
Prospectus:
Trading Symbol	GMRRX
Aberdeen Diversified Income Fund | Institutional Class
Prospectus:
Trading Symbol	GMAIX
Aberdeen Diversified Income Fund | Institutional Service Class
Prospectus:
Trading Symbol	GAMSX
Aberdeen Diversified Income Fund | Class T
Prospectus:
Trading Symbol	ADITX
Aberdeen Dynamic Allocation Fund | Class A
Prospectus:
Trading Symbol	GMMAX
Aberdeen Dynamic Allocation Fund | Class C
Prospectus:
Trading Symbol	GMMCX
Aberdeen Dynamic Allocation Fund | Class R
Prospectus:
Trading Symbol	GAGRX
Aberdeen Dynamic Allocation Fund | Institutional Class
Prospectus:
Trading Symbol	GMMIX
Aberdeen Dynamic Allocation Fund | Institutional Service Class
Prospectus:
Trading Symbol	GAASX
Aberdeen Dynamic Allocation Fund | Class T
Prospectus:
Trading Symbol	ADNTX
Aberdeen U.S. Multi-Cap Equity Fund | Class A
Prospectus:
Trading Symbol	GXXAX
Aberdeen U.S. Multi-Cap Equity Fund | Class C
Prospectus:
Trading Symbol	GXXCX
Aberdeen U.S. Multi-Cap Equity Fund | Class R
Prospectus:
Trading Symbol	GGLRX
Aberdeen U.S. Multi-Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	GGLIX
Aberdeen U.S. Multi-Cap Equity Fund | Institutional Service Class
Prospectus:
Trading Symbol	GXXIX
Aberdeen U.S. Multi-Cap Equity Fund | Class T
Prospectus:
Trading Symbol	AMUTX